Business Acquisitions (Tables)	12 Months Ended
Mar. 02, 2013
Summary of Estimated Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition for fiscal 2013, fiscal 2012:

	For the year ended
	March 2, 2013	March 3, 2012

Assets purchased

Current assets	$4	$12
Property, plant and equipment	2	3
Other assets	4	6
Customer relationship intangible	10	16
Acquired technology	96	72
In-process research and development	—	5
Deferred income tax asset	39	4
Goodwill(1)	31	151

	186	269

Liabilities assumed	(23)	29
Deferred income tax liability	(38)	9

	(61)	38

Net non-cash assets acquired	125	231

Cash acquired	1	6

Purchase price	$126	$237

Consideration
Cash consideration	$93	$232
Fair value of equity interest previously held	20	—

Contingent consideration(2)	13	5

	$126	$237

(1)

Goodwill represents the excess of the acquisition price over the fair value of net assets acquired, which is not expected to be deductible for tax purposes when goodwill results from share purchases. None of the goodwill resulting from certain assets purchased in fiscal 2013 is expected to be deductible for tax purposes ($10 million of goodwill resulting from certain assets purchased in fiscal 2012 is expected to be deductible for tax purposes). The entire goodwill balance was included in the goodwill impairment charges incurred in the fourth quarter of fiscal 2012 and the first quarter of fiscal 2013, as discussed in note 6.

(2)	The Company has agreed to additional consideration contingent upon the retention of key employees for a period of 24 months from the acquisition date.